CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 175,126	$ 180,044	$ 190,218
Sales of products	32,508	32,572	30,118
Time charter, voyage and port terminal expenses	(31,949)	(33,617)	(32,139)
Direct vessel expenses	(48,962)	(62,554)	(69,130)
Cost of products sold	(31,289)	(30,717)	(27,450)
Depreciation of vessels, port terminals and other fixed assets	(26,583)	(23,322)	(23,105)
Amortization of intangible assets	(2,724)	(3,543)	(3,523)
Amortization of deferred drydock and special survey costs	(7,204)	(7,928)	(6,870)
General and administrative expenses	(15,064)	(16,665)	(14,294)
Provision for losses on accounts receivable	(75)	(569)	(1,304)
Taxes other than income taxes	(7,056)	(9,018)	(9,740)
Interest expense and finance cost	(39,669)	(28,347)	(24,240)
Interest income	517	238	815
Gain on sale of assets	28	1,064	0
Foreign exchange differences, net	(1,355)	(726)	1,722
Other income, net	9,237	2,725	61
Income/(Loss) before income taxes	5,486	(363)	11,139
Income tax benefit/(expense)	1,376	3,468	(982)
Net income	$ 6,862	$ 3,105	$ 10,157
Earnings per share, basic and diluted	$ 0.34	$ 0.16	$ 0.51
Weighted average number of shares, basic and diluted	20,000	20,000	20,000